Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
(2)	Summary of Significant Accounting Policies

The accounting and reporting policies of the Trust conform to accounting principles generally accepted in the United States of America and to practices in the commodities industry.  The following is a description of the more significant of those policies that the Trust follows in preparing its consolidated financial statements.

(a)     Basis of Presentation

The accompanying consolidated financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America.

(b)    Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Trust and its wholly-owned subsidiary, JWH Special Circumstances, LLC.  All material intercompany transactions have been eliminated upon consolidation.

(c)    Revenue Recognition

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on their trade date.   All such transactions are recorded on a mark-to-market basis and measured at fair value daily.  Unrealized gains on open contracts reflected in the consolidated statements of financial condition represent the difference between original contract amount and fair value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the reporting period or as of the last date of the consolidated financial statements.  As the broker has the right of offset, the Trust presents unrealized gains and losses on open futures contracts (the difference between contract trade price and quoted market price) as a net amount in the consolidated statements of financial condition.  Any change in net unrealized gain or loss on futures and forward contracts from the preceding period is reported in the consolidated statements of operations.  Gains or losses are realized when contracts are liquidated.

The Trust may write (sell) and purchase exchange listed options on commodities or financial instruments.  An option is a contract allowing, but not requiring, its holder to buy (call) or sell (put) a specific or standard commodity or financial instrument at a specified price during a specified time period.  The option premium is the total price paid or received for the option contract.  When the Trust writes an option, the premium received is recorded as a liability in the statement of financial condition and measured at fair value daily.  When the Trust purchases an option, the premium paid is recorded as an asset in the consolidated statements of financial condition and measured at fair value daily.  Realized gains (losses) and changes in unrealized gains (losses) on options contracts are included in the consolidated statements of operations.  When a written option expires or the Trust enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of realized gain (loss) on closed positions.  When a purchased option is exercised, the proceeds on the sale of an underlying instrument (for a purchased put option), or the purchase cost of an underlying instrument (for a purchased call option) is adjusted by the amount of the premium paid.

At December 31, 2013, the Trust earns interest on 100% of the Trust’s average daily balances on deposit with RJO during each month at 100% of the average four-week Treasury bill rate for that month in respect of deposits denominated in dollars.  For deposits denominated in other currencies, the Trust earns interest at a rate of one-month LIBOR less 100 basis points.  To the extent excess cash is not invested in securities, such cash will be subject to the creditworthiness of the institution where such funds are deposited.  The Trust also earns interest on cash and cash equivalents held at Wells Fargo Bank N.A. (“Wells”) and managed by RJO Investment Management, LLC (“RJOIM”), an affiliate of the Managing Owner.

Fixed income securities are recorded at fair value, with changes in fair value recorded in the statement of operations as unrealized gain (loss) on fixed income securities.  Realized gains (losses) from liquidation of fixed income securities are determined on first-in, first-out (FIFO) basis.  Premiums and discounts on securities purchased are amortized over the lives of the respective instruments.  Interest income is recognized on the accrual basis.

(d) Ongoing Offering Costs

Ongoing offering costs, subject to a ceiling of 0.50% of the Trust’s average month-end net assets, are paid by the Trust and expensed as incurred.

(e)           Foreign Currency Transactions

Trading accounts in foreign currency denominations are susceptible to both movements in the underlying contract markets as well as fluctuation in currency rates.  Foreign currencies are translated into U.S. dollars for closed positions at an average exchange rate for the year, while year-end balances are translated at the year-end currency rates.  The impact of the translation is reflected in the consolidated statements of operations.

(f)            Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g)           Valuation of Assets Held at Refco Capital Markets, Ltd.

The Trust recorded an impairment charge against its assets held at REFCO, LTD at December 31, 2005, based on management’s estimate of fair value at that time.  Subsequent recoveries from REFCO, LTD were credited against the then book value of the claim.  On June 28, 2007, the Trust’s cumulative recoveries from REFCO, LTD exceeded the book value of the impaired assets held at REFCO, LTD, which resulted in no remaining book value for those assets.  All recoveries in excess of the book value of the impaired assets have been recorded as “Collections in excess of impaired value” on the Trust’s consolidated statements of operations.   Any future administrative and/or legal expenses associated with liquidation of the assets held at REFCO, LTD have not been reflected as such future expenses are not capable of being estimated. See Note (6) for further details.

(h)           Recent Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position.  ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  Adoption of ASU 2011-11 will expand the Trust’s disclosures, but will have no effect on the Trust’s net assets.  The Trust adopted ASU 2011-11in 2013, with additional disclosure included in Note 11.

In June 2013, the FASB issued ASU 2013-08, Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), containing new guidance on assessing whether an entity is an investment company, requiring non-controlling ownership interest in investment companies to be measured at fair value and requiring certain additional disclosures. This guidance is effective for annual and interim periods beginning on or after December 15, 2013. The Trust currently follows the guidance within the Investment Companies Topic of the FASB Accounting Standards Codification.  The Trust does not expect the adoption of ASU 2013-08 to have a material effect on the Trust's consolidated financial statements.